Significant accounting policies - Summary of Subsidiary Interests (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Lavoro Agro Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Lavoro America Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Lavoro Merger Sub II Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Lavoro Agro Cayman II
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Lavoro Latam SL
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Lavoro Uruguay S.A. (formerly Malinas SA)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Lavoro Agro Holding S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Lavoro Agrocomercial S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.88%	97.43%	97.42%
Agrocontato Comercio e Representacoes de Produtos Agropecuarios S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.88%	97.43%	97.42%
PCO Comercio, Importacao, Exportacao e Agropecuaria Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.88%	97.43%	97.42%
Agrovenci Distribuidora de Insumos Agrícolas Ltda. (MS)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.60%	93.60%	93.11%
Produtiva Agronegocios Comercio e Representacao Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	92.61%	87.40%	87.40%
Facirolli Comercio e Representacao S.A. (Agrozap)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	77.89%	62.61%	62.61%
Agrovenci Comércio, Importação, Exportação e Agropecuária Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.88%	97.43%	97.42%
Central Agrícola Rural Distribuidora de Defensivos Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.88%	97.43%	97.42%
Distribuidora Pitangueiras de Produtos Agropecuarios S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.60%	93.60%	93.11%
Produtec Comércio e Representações S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	92.61%	87.40%	87.40%
Qualiciclo Agrícola S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	72.17%	72.17%	66.75%
Desempar Participações Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.60%	93.60%	93.11%
Denorpi Distribuidora de Insumos Agrícolas Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.60%	93.60%	93.11%
Deragro Distribuidora de Insumos Agrícolas Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.60%	93.60%	93.11%
Desempar Tecnologia Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	93.60%	93.11%
Futuragro Distribuidora de Insumos Agrícolas Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.60%	93.60%	93.11%
Plenafértil Distribuidora de Insumos Agrícolas Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.60%	93.60%	93.11%
Realce Distribuidora de Insumos Agrícolas Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.60%	93.60%	93.11%
Cultivar Agrícola Comércio, Importação e Exportação S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.60%	93.60%	93.11%
Nova Geração Comércio e Produtos Agrícolas Ltda
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	72.17%	72.17%	66.75%
Floema Soluções Nutricionais de Cultivos Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	77.89%	62.61%	62.61%
Casa Trevo Participações S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	79.56%	79.56%	79.14%
Casa Trevo Comercial Agrícola Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	79.56%	79.56%	79.14%
CATR Comercial Agrícola Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	79.56%	79.56%	79.14%
Sollo Sul Insumos Agrícolas Ltda
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.60%	93.60%	93.11%
Dissul Insumos Agrícolas Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.60%	93.60%	93.11%
Referencia Agroinsumos
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	65.95%	65.52%	0.00%
Lavoro Agro Fundo de Investimento nas Cadeias Produtivas Agroindustriais
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	5.00%	5.00%	0.00%
Lavoro Agro Fundo de Investimento nas Cadeias Produtivas Agroindustriais (ii)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	19.63%	0.00%	0.00%
Perterra Trading S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.60%	93.60%	100.00%
CORAM - Comércio e Representações Agrícolas Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	72.17%	72.17%	0.00%
Malinas II S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Lavoro Colombia S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	94.90%
Crop Care Colombia
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	94.90%
Agricultura y Servicios S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	94.90%
Grupo Cenagro S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	94.90%
Cenagral S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	94.90%
Grupo Gral S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	94.90%
Agrointegral Andina S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	94.90%
Servigral Praderas S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	94.90%
Agroquímicos para la Agricultura Colombiana S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	94.90%
Provecampo
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.90%	94.90%	94.90%
Agrointegral Andina S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	0.00%
Crop Care Holding S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Perterra Insumos Agropecuários S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Araci Administradora de Bens S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Union Agro S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	73.00%	73.00%	73.00%
Agrobiológica Sustentabilidade S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	65.13%	65.13%	65.13%
Agrobiológica Soluções Naturais Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	65.13%	65.13%	65.13%
Cromo Indústria Química LTDA.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%	70.00%	70.00%
Gestão e Transformação Consultoria S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	40.00%	40.00%	40.00%
Fundo Agrobiológico de Investimento em Direitos Creditórios (FIDC)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	28.31%	28.31%	0.00%